Employee benefits - Movements in the fair value of plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Employee benefits [Line Items]
Plan assets at fair value as at January 1	$ 197,254	$ 259,245	$ 267,535
Transfer of assets to fund defined contribution benefit plan		(38,327)	(10,664)
Benefits paid by the plan		(16,772)	(17,049)
Expected return on plan assets		23,244	23,342
Actuarial losses in other comprehensive income		(30,136)	(3,919)
Fair value of plan assets as at December 31	148,392	197,254	$ 259,245
Current Reported
Disclosure of Employee benefits [Line Items]
Plan assets at fair value as at January 1	197,247
Transfer of assets to fund defined contribution benefit plan	(39,079)
Benefits paid by the plan	(32,027)
Expected return on plan assets	19,615
Actuarial losses in other comprehensive income	2,636
Fair value of plan assets as at December 31	$ 148,392	$ 197,247